Principal Activities and Reorganization - Details of Principal Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2023
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 06, 2016
Guangzhou Yatsen | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jul. 29, 2015
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Oct. 22, 2020
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jun. 04, 2019
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
SNK (Shanghai) Limited | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jul. 31, 2018
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jan. 28, 2021
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Guangzhou DR.WU Cosmetics Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jan. 05, 2021
Principal subsidiaries, Percentage of beneficial ownership	90.00%
Principal subsidiaries, Principal activities	Cosmetics Sales
Huizhi weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”) | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Feb. 22, 2019
Principal subsidiaries, Percentage of beneficial ownership	100.00%
Principal subsidiaries, Principal activities	Cosmetics Sales